SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2018
Supplemental Disclosures With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS
21.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the years ended November 30,

	2018	2017	2016
	$	$	$
Supplemental cash-flow disclosure
Interest paid	1,161	159,306	-

Supplemental non-cash disclosures
Reallocation of value of options upon exercise	-	48,000	-
Reallocation of value of warrants upon exercise	2,986	-	-
Shares issued for the acquisition of Majesco (Note 5)	415,000	-	-
Shares issued for intangible assets	1,469,456	-	-
Shares issued for licenses	4,880,639	-	-
Shares issued for debt settlements	623,771	357,750	-
Warrants issued for share issue costs	24,774	-	-
Net assets acquired on RTO (Note 3)	243,065	-	-
Shares issued for commitment	156,000	-	-
Investment in associates in accounts payable	-	31,567	-